GRANT FUNDS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Grant Funds Receivable
GRANT FUNDS RECEIVABLE

NOTE 3 – GRANT FUNDS RECEIVABLE

On February 15, 2023, we were awarded a $21.9 million grant from the California Energy Commission (“CEC”), which provides for the reimbursement of certain capital investments and operating costs related to battery and solar and production applications for our vehicle, subject to milestone achievements. Reimbursement requests made by us are recorded as grant funds receivable and other income, net of a 10% retention amount, which CEC holds until there is evidence of project completion. We were originally required to complete the CEC project and use all funding by March 31, 2026, however, in May of 2025 the end date on the agreement was extended to March 31, 2027. Completion of the project requires us to meet significant milestones in the future, the probability of which is uncertain. Therefore, we record the retention amount only when it is determined to be reasonably collectible. Through June 30, 2025, the Company submitted reimbursement requests totalling $4.1 million under this grant, of which $0.4 million is retained by CEC. None of the retention amount has been recognized as other income.

NOTE 5 – GRANT FUNDS RECEIVABLE

On February 15, 2023, we were awarded a $21.9 million grant from the California Energy Commission (“CEC”), which provides for the reimbursement of certain capital investments and operating costs related to battery and solar and production applications for our vehicle, subject to milestone achievements. Reimbursement requests made by us are recorded as grant funds receivable and other income, net of a 10% retention amount, which CEC holds until there is evidence of project completion. We are required to complete the CEC project and use all funding by March 31, 2026. Completion of the project requires us to meet significant milestones in the future, the probability of which is uncertain. Therefore, we record the retention amount only when it is determined to be reasonably collectible. Through December 31, 2024, the Company submitted reimbursement requests totaling $2.8 million under this grant, of which $0.3 million is retained by CEC. None of the retention amount has been recognized as other income.